Employee Benefit Plans Defined benefit pension plan obligations and funded status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 19,823	$ 15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	0	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	(2,753)	(5,679)
Accumulated benefit obligation at December 31	$ 18,011	$ 15,556